RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about changes in reclamation and remediation liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclamation And Remediation Liabilities [Abstract]
Reclamation and remediation liability, Beginning Balance	$ 42,687,825	$ 34,117,769
Reclamation spending	(1,585,396)	(1,559,513)
Accretion expenses	787,859	704,349
Reclamation adjustment	(424,038)	9,425,220
Reclamation and remediation liability, Ending Balance	$ 41,466,250	$ 42,687,825